Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of General Terms of Grants Under Restricted Stock Unit Option Plans

A summary of the general terms of grants under restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) (1)	59,797,979	US$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) (1)	59,797,979	₹ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) (1)	49,831,651	₹ 2

Summary of General Terms of Grants Under Restricted Stock Unit Option Plans

The activity in equity-settled restricted stock unit option plans is summarized below:

		Year ended March 31,
		2022	2023	2024
	Range of exercise price and weighted average exercise price	Numbers of options
Outstanding at the beginning of the year	₹ 2	15,831,948	12,242,672	8,452,491
	US $ 0.03	10,822,476	17,511,902	16,457,558
Granted (1)	₹ 2	2,500,481	2,756,820	5,237,166
	US $ 0.03	10,470,026	8,440,980	14,546,143
Adjustment of Performance based stock options on completion of performance measurement period	₹ 2	608,435	(343,451)	(655,831)
	US $ 0.03	570,076	(943,333)	(1,807,750)
Exercised	₹ 2	(4,712,311)	(4,910,689)	(4,151,654)
	US $ 0.03	(2,930,735)	(5,730,830)	(6,674,868)
Forfeited and expired	₹ 2	(1,985,881)	(1,292,861)	(1,146,503)
	US $ 0.03	(1,419,941)	(2,821,161)	(3,669,857)
Outstanding at the end of the year	₹ 2	12,242,672	8,452,491	7,735,669
	US $ 0.03	17,511,902	16,457,558	18,851,226
Exercisable at the end of the year	₹ 2	2,478,568	2,806,799	1,905,001
	US $ 0.03	1,072,118	1,329,682	2,038,346

Summary of Activities in Cash Settled Restricted Stock Unit Option Plans

The activity in cash-settled restricted stock unit option plans is summarized below:

	Year ended March 31,
	2022	2023	2024
	Number of options
Outstanding at the beginning of the year	78,199	24,600	11,800
Exercised	(46,133)	(12,800)	(4,800)
Forfeited and expired	(7,466)	-	-
Outstanding at the end of the year	24,600	11,800	7,000
Exercisable at the end of the year	2,800	7,600	7,000

Summary of General Terms of Grants Under Restricted Stock Unit Option Plans

The following table summarizes information about outstanding restricted stock unit option plans:

	Year ended March 31,
	2022		2023		2024
Range of exercise price and weighted average exercise price	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)
₹ 2	12,242,672	13	8,452,491	14	7,735,669	18
US$ 0.03	17,511,902	20	16,457,558	21	18,851,226	20